Business combinations (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Hoegh Grace [Member]
Purchase Price Consideration [Line Items]
Total revenues	$ 96,526
Net income (loss)	23,382
Non-controlling interest in net income (loss)	(8,818)
Partners’ interest in net income (loss)	$ 32,200
Hoegh Gallant [Member]
Purchase Price Consideration [Line Items]
Total revenues		$ 77,905
Net income (loss)		$ 28,975